Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 13. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Payroll Payable	$135,599	$119,928
Other payable	55,046	139,720
Warranty Liabilities	31,602	—
Total accounts payable	$222,247	$259,648

Other payables mainly consist of non-trade payables to third parties and VAT payable.